Variable interest entity ("VIE")	12 Months Ended
Jun. 30, 2019
Variable interest entity (VIE)
Variable interest entity ("VIE")

Note 3 – Variable interest entity (“VIE”)

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Xiangtai WFOE is deemed to have a controlling financial interest and be the primary beneficiary of CQ Penglin because it has both of the following characteristics:

(1)	The power to direct activities at CQ Penglin that most significantly impact such entity’s economic performance, and
(2)	The obligation to absorb losses of, and the right to receive benefits from CQ Penglin that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, CQ Penglin pays service fees equal to all of its net income to Xiangtai WFOE. At the same time, Xiangtai WFOE is obligated to absorb all of CQ Penglin’s losses. The Contractual Arrangements are designed so that CQ Penglin operates for the benefit of Xiangtai WFOE and ultimately, the Company. Accordingly, the accounts of CQ Penglin are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements.

The carrying amount of VIE’s consolidated assets and liabilities are as follows:

	June 30, 2019	June 30, 2018

Current assets	$39,258,826	$27,501,962
Property and equipment, net	868,435	1,050,013
Other noncurrent assets	162,142	392,876
Total assets	40,289,403	28,944,851
Total liabilities	(30,645,069)	(18,922,393)
Net assets	$9,644,334	$10,022,458

	June 30, 2019	June 30, 2018

Current liabilities:
Short-term loans - banks	$4,150,310	$4,530,011
Loans from third parties	2,303,420	4,756,512
Short-term loans - related parties	329,120	—
Accounts payable	6,995,932	651,404
Other payables and accrued liabilities	238,882	206,850
Other payables – related parties	528,717	444,709
Intercompany payables	8,928,579	4,291,604
Customer deposits	367,149	150,578
Taxes payable	2,805,722	2,909,223
Total current liabilities	26,647,831	17,940,891

Other liabilities:
Long-term loan – bank	866,231	981,502
Loan from a third party	3,131,007	—
	3,997,238	981,502

Total liabilities	$30,645,069	$18,922,393

The summarized operating results of the VIE’s are as follows:

	For the year ended	For the year ended	For the year ended
	June 30, 2019	June 30, 2018	June 30, 2017

Operating revenues	$89,959,760	$94,596,470	$60,944,017
Gross profit	$7,809,539	$9,011,763	$5,146,692
Income from operations	$6,556,351	$9,454,230	$3,694,021
Net income	$5,533,912	$3,786,061	$2,627,212